As filed with the Securities and Exchange Commission on November 22, 2024

Registration Statement File No. 333-229670
Registration Statement File No. 811-08075

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 11

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 273
(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(413) 788-8411
(Depositor’s Telephone Number, including Area Code)

Gary Murtagh
Head of Insurance Product & Operations Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 25, 2024 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Apex  VUL®, an individual, flexible premium, adjustable, variable life insurance policy.

PARTS A and B

The Prospectus, dated April 29, 2024, as supplemented, and the Statement of Additional Information, dated April 29, 2024, are incorporated into Parts A and B of this Post-Effective Amendment No. 11 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2024.

A supplement dated November 25, 2024 to the Prospectus is included in Part A of this Post-Effective Amendment No. 11.

Supplement dated November 25, 2024

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, each dated April 29, 2024,

as supplemented, for:

Apex VUL®

On or prior to April 19, 2024, issued by Massachusetts Mutual Life Insurance Company in all states.
After April 19, 2024, issued by Massachusetts Mutual Life Insurance Company in California and New York.

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement revises the above-referenced prospectuses (“Prospectuses”) to reflect updates to the investment choices available through your policy. These changes are effective November 25, 2024.

Addition of New Funds

Beginning November 25, 2024, the following funds will be available as investment choices only for those policies issued after April 19, 2024. The information in the table below is added to Appendix A of the Prospectuses. For more information about the new funds, please read each fund prospectus.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns
			(as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.52% (*)	17.29%	12.60%	9.91%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) (10) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	32.18%	16.83%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service) (10) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00% (*)	37.92%	18.41%	14.09%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) (10) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72% (*)	18.07%	13.42%	12.10%
International / Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.91% (*)	16.17%	8.31%	5.78%
International / Global	American Funds Insurance Series® New World Fund® (Class 2) (10) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	16.00%	8.64%	4.69%
International / Global	Janus Henderson Overseas Portfolio (Institutional) (10) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.89% (*)	10.87%	11.20%	3.63%

(10) This fund is available as an investment option only for policies issued after April 19, 2024.

(*) These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

page 1 of 1	PS24-8

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.

Template for Insurance Product Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	ii.	Form of Accelerated Death Benefit For Terminal Illness Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	iii.	Form of Accelerated Death Benefit For Chronic Illness Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	iv.	Form of Overloan Protection Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-229670 filed September 6, 2019
	v.	Form of Disability Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	vi.	Form of Guaranteed Insurability Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	vii.	Form of Substitute of Insured Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
	viii.	Form of Waiver of Monthly Charges Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	ix.	Form of Waiver of Specified Premium Rider – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 18, 2008
	x.	Form of Right to Convert to a Whole Life Insurance Policy Endorsement – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-229670 filed July 2, 2020
Exhibit (e)	Form of Application for Individual Life & Disability Insurance – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-229670 filed September 6, 2019
Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post- Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Reinsurance Contracts
	i.	Canada Life Assurance Company

a.

Automatic Quota Share, Facultative and Automatic Excess YRT Reinsurance Agreement effective November 21, 2020 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-229670 filed April 27, 2021

			i.	Amendment effective January 1, 2023 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-229670 filed April 25, 2024
	ii.	Hannover Life Reassurance Company of America
a.

Automatic and Facultative YRT Agreement effective January 1, 2023 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-229670 filed April 25, 2024

	iii.	SCOR Global Life USA Reinsurance Company
a.

Automatic Quota Share, Facultative, Automatic Excess and YRT Reinsurance Agreement effective November 21, 2020 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-229670 filed April 27, 2021

			i.	Amendment effective January 1, 2023 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-229670 filed April 25, 2024
Exhibit (h)	i.	Participating, Selling, Servicing Agreements
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

				i.	Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
				ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		b.	American Funds® Funds
1.

Participation Agreement dated as of March 7, 2003 (American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022

				i.	Amendment No. 1 dated August 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				ii.	Amendment No. 2 dated as of May 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				iii.	Amendment No. 3 dated as of April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				iv.	Amendment No. 4 dated as of November 18, 2020 – Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement File No. 333-50410 filed April 28, 2021
				v.	Amendment No. 5 dated as of November 18, 2020 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				vi.	Amendment No. 6 dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed on or about April 25, 2024
2.

Business Agreement dated March 7, 2003 (Massachusetts Mutual Life Insurance Company, MML Distributors, LLC, American Funds Distributors, Inc. and Capital Research and Management Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022

				i.	First amendment effective May 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				ii.	Second amendment dated as of September 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022
				iii.	Third amendment dated as of April 2, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-259818 filed on or about April 25, 2024
		c.	BlackRock Funds
1.

Participation Agreement dated as of February 1, 2017, as amended (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019
				ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
				iii.	Third Amendment effective as of April 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
				iv.	Amendment regarding Rules 30e-3 and 498A as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022
v.

Fourth Amendment effective as of November 1, 2021 adding C.M. Life Insurance Company, as a party – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 April 28, 2022

2.

Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

				i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

3.

Distribution & Marketing Support Agreement dated February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Strategic Distributors, LLC – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

i.

First Amendment effective September 17, 2018 to the Distribution & Marketing Support Agreement dated as of February 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

	4.	Distribution Sub-Agreement dated as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
d.	Columbia Funds
1.

Participation Agreement dated April 26, 2024 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.)*

	2.	Services Agreement dated April 26, 2024 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and together with MassMutual and Columbia Management Investment Services Corp.)*
e.	Fidelity Funds
1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

i.

First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

ii.

Amendment dated January 21, 2019 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

		iii.	Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Amendment dated October 18, 2023 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021
f.	Ivy Funds

1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		vi.	Sixth Amendment effective May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

g.	Janus Aspen Funds (Institutional)
1.

Amended and Restated Participation Agreement dated March 1, 2023 (Janus Aspen Series and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-229670 filed April 25, 2023

2.

Janus Henderson Amended and Restated Administrative Services Letter dated March 1, 2023 (Janus Henderson Investors US LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-229670 filed April 25, 2023

h.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
i.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
j.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
		2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

4.

Services Agreement (Trust) for PIMCO Variable Insurance Trust effective as of March 1, 2017 (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) - Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

			i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
	k.	Vanguard Funds
1.

Participation Agreement dated June 16, 2020 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule A effective as of September 16, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
			ii.	Revised Schedule A effective as of June 21, 2023 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-229670 filed September 1, 2023
2.

Defined Contribution Clearance & Settlement Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

			i.	Revised Schedule I effective as of September 16, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021
			ii.	Revised Schedule I effective as of June 21, 2023 – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023
3.

Networking Agreement dated June 16, 2020 among The Vanguard Group, Inc. and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

	l.	Vest Funds
1.

Participation Agreement effective April 26, 2023 (World Funds Trust, Foreside Financial Services, LLC, Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) - Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

d.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

e.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable.
Exhibit (j)	Not Applicable.
Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-229670 filed April 27, 2021
Exhibit (l)	Not Applicable.
Exhibit (m)	Not Applicable.

Exhibit (n)	i.		Auditor Consents:
• Company Financial Statements
• Separate Account Financial Statements
– Incorporated by reference to Post-Effective Amendment No.10 to Registration Statement No. 333-229670 filed April 25, 2024
	ii.	a.	Powers of Attorney for:

•

Roger W. Crandall

•

Mark T. Bertolini

•

Kathleen A. Corbet

•

James H. DeGraffenreidt, Jr.

•

Isabella D. Goren

•

Bernard A. Harris, Jr.

•

Michelle K. Lee

•

Jeffrey H. Leiden

•

Laura J. Sen

•

William T. Spitz

•

H. Todd Stitzer

•

Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-229670 filed September 1, 2023
		b.	Power of Attorney for Keith McDonagh
– Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024
iii.

Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable.
Exhibit (p)	Not Applicable.
Exhibit (q)

SEC Procedures Memorandum dated April 29, 2024, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-229670 filed April 25, 2024

Exhibit (r)	Not Applicable.

Item 31.       Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director,
Chairman
1295 State Street
Springfield, MA 01111

Mark T. Bertolini, Director
PO Box 20917
700 Columbus Avenue
New York, NY 10025

Jeffrey M. Leiden, Director
15 North Beach Road
Hobe Sound, FL 33455

H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Kathleen A. Corbet, Director
49 Cros Ridge Road
New Canaan, CT 06840

James H. DeGraffenreidt, Jr., Director
1340 Smith Avenue, Suite 200
Baltimore, MD 21209

Laura J. Sen, Director
95 Pembroke Street, Unit 1
Boston, MA 02118

Bernard A. Harris, Jr., Director
3333 Allen Parkway, #1709
Houston, Texas 77019

Isabella D. Goren, Director 8030 Acoma Lane Dallas, TX 75252 William T. Spitz, Director 16 Wynstone Nashville, TN 37215 Michelle K. Lee, Director 19952 Moran Lane Saratoga, CA 95070

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer 1295 State Street Springfield, MA 01111	Eric Partlan, Chief Investment Officer 1295 State Street Springfield, MA 01111

Julieta Sinisgalli, Treasurer 1295 State Street Springfield, MA 01111	John Rugel, Head of Operations 1295 State Street Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer 1295 State Street Springfield, MA 01111	Sears Merritt, Head of Technology & Experience 1295 State Street Springfield, MA 01111

Dominic Blue, Head of Third-Party Distribution and New Markets 1295 State Street Springfield, MA 01111	Geoffrey Craddock, Chief Risk Officer 10 Fan Pier Boulevard Boston, MA 02210

Paul LaPiana, Head of Brand, Product and Affiliated Distribution 1295 State Street Springfield, MA 01111	Akintokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111

Keith McDonagh, Corporate Controller 10 Fan Pier Boulevard Boston, MA 02210

Item 32.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 9-30-24

I.             DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.           C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

1.             MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

2.             CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company.

3.             CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

4.             CM Life Mortgage Lending LLC (March 16, 2023), a Delaware limited liability company.

B.           MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

C.           MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.             MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.

a)            MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

b)            MMLISI Financial Alliances, LLC (June 27, 2001), a Delaware limited liability company.

2.             MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

3.             MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.             LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.             MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

a)             MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

b)             MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

c)             MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

d)             MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

e)             MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

f)              MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

g)             MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.

i)              MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

(a)       MMV UK/SEA Limited (May 23, 2023), a company established in England and Wales.

(b)	MassMutual Ventures India Private Limited (January 10, 2024), an India company.

6.             Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company.

7.              MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

8.             Fern Street LLC (April 11, 2013), a Delaware limited liability company.

9.              Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

10.            MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

11.           MM Catalyst Fund II LLC (February 6, 2023), a Delaware limited liability company.

12.           MM Asset Management Holding LLC, a Delaware limited liability company.

a)             Barings LLC (July 5, 1940), a Delaware limited liability company.

i)              Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

ii)             Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.

(a)           Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

(i)            Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

(a)       Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

(b)       Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

(c)       Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

(d)       Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

(e)       Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

(f)       Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

(ii)           Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

(iii)          Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

(iv)          Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

(v)            Barings Netherlands B.V. (December 5, 2019), a company incorporated under the laws of the Netherlands.

(vi)          Barings GmbH (formerly Barings Real Estate GmbH) (January 8, 2014), a German limited liability company.

(vii)         Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

(viii)        Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

(ix)           Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

(x)            Barings Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

iii)            Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

iv)            Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.

v)             BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

vi)           Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

(a)           BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

(b)           BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

(c)            BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.

vii)          Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

(a)           Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

(b)           Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda.

(c)            Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

(d)           Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

(i)            Baring Asset Management Korea Limited, a regulated Korean company.

(ii)           Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

(a)       Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

(e)           Barings Singapore Pte. Ltd. (November 16, 2020), a company established under the laws of Singapore.

(f)            Barings Australia Holding Company Pty Ltd (October 12, 2009).

(i)            Barings Australia Pty Ltd (October 16, 2009).

(g)           Barings Singapore Pte. Ltd. (November 16, 2020), an operating company established under the laws of Singapore.

viii)         Barings Australia Real Estate Holdings Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(a)           Barings Australia Real Estate Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(i)            Barings Australia Property Partners Holdings Pty Ltd (May 5, 2010), a company established under the laws of Australia.

ix)            Barings Australia Structured Finance Holdings Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(a)           Barings Australia Structured Finance Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(i)            Gryphon Capital Partners Pty Ltd (January 2, 2014), a proprietary limited company established under the laws of Australia.

(a)       Gryphon Capital Management Pty Ltd (February 28, 2014), a proprietary limited company established under the laws of Australia.

D.            The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank.

E.             MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.

F.             MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.

G.            MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.

H.            MSP-SC, LLC (August 4, 2009), a Delaware limited liability company.

I.              MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

J.              Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Financial Group Inc. holds 50% voting ownership interest.)

1.             Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

2.              JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.

3.              Jeffries MM Lending LLC (October 14, 2011), a Delaware limited liability company.

4.              JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.

5.              JFIN Revolver Holdings LLC (January 23, 2018), a Delaware limited liability company.

6.              JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

7.              JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.

8.              JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

a)             Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.

b)             Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

9.              Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

a)             JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

10.            JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

11.            Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation.

12.            JCP Funding 2024 LLC (March 12, 2024), a Delaware limited liability company.

13.            JSPCS MM LLC (July 8, 2024), a Delaware limited liability company

14.            Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

a)             JDLF GP (Europe) S.a.r.l. (November 4, 2022), incorporated and existing under the laws of Luxembourg.

b)             Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

c)             Jefferies Direct Lending Europe SCSp SICAV-RAIF (December 9, 2022), incorporated and existing under the laws of Luxembourg.

d)             Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

i)              JCM GP I LLC (October 6, 2023), a Delaware limited liability company.

ii)             JCM H-2 Credit Fund GP LLC (May 15, 2024), a Delaware limited liability company.

e)             JCP GP I LLC (October 12, 2023), a Delaware limited liability company.

f)              JCP Direct Lending CLO 2022 LLC (November 1, 2021), a Delaware limited liability company.

g)             JDLF II GP LLC (January 7, 2022), a Delaware limited liability company.

i)              JDLF II GP LP (January 7, 2022), a Delaware partnership.

(a)            Jefferies Direct Lending Fund II C LP (January 7, 2022), a Delaware partnership.

(i)             Jefferies DLF 2 C Holdings LLC (March 28, 2022), a Delaware limited liability company

(a)       Jefferies Direct Lending Fund II C SPE LLC (March 28, 2022), a Delaware limited liability company.

h)             JDLF III GP LLC (January 30, 2024), a Delaware limited liability company.

i)              JDLF III GP LP (January 30, 2024), a Delaware partnership.

(a)            Jefferies Direct Lending Fund III C LP (January 30, 2024), a Delaware partnership.

i)               JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

i)               JFAM GP LP (April 13, 2017), a Delaware partnership.

(a)           Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership.

(i)             Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

(a)       Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

j)               JCP Direct Lending CLO 2023-1 LLC (May 11, 2023), a Delaware limited liability company.

i)              JCP Direct Lending CLO 2023 Ltd. (May 23, 2023), a Jersey Channel Islands private limited company.

k)             Jefferies M Super Private Credit Fund GP LLC (March 19, 2024), a Delaware limited liability company.

15.            Green SPE LLC (April 16, 2024), a Delaware limited liability company.

a)             Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

i)              Apex GP I LLC (December 21, 2023), a Delaware limited liability company.

(a)            Apex Securitized Income Fund LP (December 22, 2023), a Delaware limited partnership

16.            Jefferies Senior Lending LLC (April 26, 2021), a Delaware limited liability company.

17.            JFIN Revolver SPE1 2022 LLC (March 9, 2022), a Delaware limited liability company.

18.            JFIN Revolver SPE3 2022 LLC (August 31, 2022), a Delaware limited liability company.

19.            JFIN Revolver SPE4 2022 LLC (August 31, 2022), a Delaware limited liability company.

20.            JFIN Revolver SPE4 2022 Ltd. (August 31, 2022), a Cayman Islands company.

21.            JCP Private Loan Management GP LLC (March 16, 2023), a Delaware limited liability company.

a)             JCP Private Loan Management LP (March 16, 2023), a Delaware limited partnership.

K.             Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

L.             MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

M.           MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

N.            Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

O.            MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

P.            Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

1.             Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

a)             Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

b)             Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

c)             Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

Q.            MassMutual International LLC (February 19, 1996), a Delaware limited liability company.

1.              MassMutual Solutions LLC (June 20, 2019), a Delaware limited liability company.

a)             Haven Technologies Asia Limited (July 9, 2019), a Hong Kong technology company (formerly, HarborTech (Asia) Limited).

R.             Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

1.              MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

2.              MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

3.              Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

S.             MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

T.             MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

U.             EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

V.             MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

W.            CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

X.            MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

1.              MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India.

Y.             MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

1.              MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

a)             MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

Z.             MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

AA.         MM Investment Holding (September 21, 2020), a Cayman Islands company.

1.              MML Management Corporation (October 14, 1968), a Massachusetts corporation.

a)              MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

b)             MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

2.              MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

a)              MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company.

b)             MMAF Equipment Finance LLC 2019-A (February 20, 2019), a Delaware limited liability company.

c)             MMAF Equipment Finance LLC 2019-B (August 23, 2019), a Delaware limited liability company.

d)             MMAF Equipment Finance LLC 2020-A (May 27, 2020), a Delaware limited liability company.

e)             MMAF Equipment Finance LLC 2020-B (August 24, 2020), a Delaware limited liability company.

f)              MMAF Equipment Finance LLC 2021-A (April 12, 2021), a Delaware limited liability company.

g)             MMAF Equipment Finance LLC 2022-A (February 24, 2022), a Delaware limited liability company.

h)             MMAF Equipment Finance LLC 2022-B (September 26, 2022), a Delaware limited liability company.

i)              MMAF Equipment Finance LLC 2023-A (June 14, 2023), a Delaware limited liability company.

j)              MMAF Equipment Finance LLC 2024-A (November 28, 2023), a Delaware limited liability company.

3.              MMIH Bond Holdings LLC (November 28, 2022), a Delaware limited liability company.

BB.          MML CM LLC (November 10, 2020), a Delaware limited liability company.

1.              Blueprint Income LLC (May 4, 2016), a New York limited liability company.

2.              Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

a)             Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

b)            Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

c)             Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

d)             Flourish Digital Assets LLC (May 11, 2021), a Delaware limited liability company.

CC.          Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

1.              MassMutual Ascend Life Insurance Company (December 29, 1961), an Ohio corporation.

a)             Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

b)            AAG Insurance Agency, LLC (December 6, 1994), a Kentucky corporation.

c)             MM Ascend Life Investor Services, LLC (formerly Great American Advisors, LLC) (December 10, 1993), an Ohio corporation.

d)             MM Ascend Mortgage Lending LLC (March 17, 2023), a Delaware limited liability company.

e)             Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

i)              Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

DD.          ITPS Holding LLC (May 18, 2021, a Delaware limited liability company.

1.             HITPS LLC (May 24, 2021), a Delaware limited liability company.

EE.           MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

FF.           MassMutual Ventures Europe/APAC I GP, LLC (September 28, 2022), a Delaware limited liability company.

1.              MassMutual Ventures Europe/APAC I GP, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

a)             MassMutual Ventures Europe/APAC I, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

i)              MassMutual Ventures Southeast Asia III LLC (January 3, 2022), a Delaware limited liability company.

(a)            MMV Digital I LLC (May 18, 2022)), a Cayman Islands company.

GG.          MassMutual Ventures US IV GP, LLC (September 28, 2022), a Delaware limited liability company.

1.              MassMutual Ventures US IV, L.P. (September 28, 2022), a Delaware limited partnership.

a)             MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

HH.         MM Direct Private Investments Holding LLC (September 16, 2021), a Delaware limited liability company that acts act as a holding company.

1.              MM Direct Private Investments UK Limited (September 27, 2021), a UK private limited company.

II.             DPI-ACRES Capital LLC (September 16, 2022), a Delaware limited liability company.

JJ.            MMV CTF I GP, LLC (January 30, 2023), a Delaware limited liability company.

1.              MassMutual Ventures Climate Technology Fund I LP (January 30, 2023) a Delaware fund.

KK.         DPI-ARES Mortgage Lending LLC (July 5, 2023) a Delaware limited liability company.

LL.           Counterpointe Sustainable Advisors LLC (April 4, 2023), a Delaware limited liability company. MassMutual has a 75.76% ownership interest in this company.

1.              CSA Incentive Holdco LLC (April 6, 2023), a Delaware limited liability company.

2.              CSA Intermediate Holdco LLC (April 4, 2023), a Delaware limited liability company.

a)             Counterpointe Trust Services LLC (October 14, 2020), a Delaware limited liability company.

b)             CP PACE LLC (October 14, 2020), Delaware limited liability company.

i)              Counterpointe Titling Trust (November 6, 2020), a Delaware statutory trust.

c)             Counterpointe Energy Solutions II LLC (April 6, 2023), a Delaware limited liability company.

i)              Counterpointe Energy Solutions (CA) II LLC (April 6, 2023), a Delaware limited liability company.

ii)             Counterpointe Energy Solutions (IL) LLC (July 16, 2018), a Delaware limited liability company.

(a)            Loop-Counterpointe PACE LLC (July 16, 2018), a Delaware limited liability company.

iii)            Counterpointe Energy Solutions (FL) II LLC (October 2, 2023), a Delaware limited liability company.

d)             CSA Employee Services Company LLC (April 6, 2023), a Delaware limited liability company.

e)             Counterpointe Sustainable Real Estate II LLC (April 6, 2023), a Delaware limited liability company.

f)              Counterpointe Energy Services LLC (March 17, 2015), a Delaware limited liability company.

MM.        MM Vine Street LLC (September 26, 2024), a Delaware limited liability company.

NN.          Stillings Street LLC (September 25, 2024), a Delaware limited liability company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware – 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARINGS ACTIVE PASSIVE EQUITY DIRECT EAFE LLC

Delaware – 678445

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

61.02% owned by Barings LLC

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND GP LLC

Delaware, U.S.A. – 7354538

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP GP, LLC

Delaware, U.S.A. – 67009373

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CMS FUND GP, LLC

Delaware, U.S.A. – 4057176

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DAPPLF1 RATED FEEDER, L.P.

Delaware, U.S.A. – 7493149

BARINGS DAPPLF1 RATED FEEDER, G.P.

Delaware, U.S.A. – 7493120

BARINGS DIRECT LENDING GP LTD.

Cayman Islands – WC-331849

BARINGS DIVERSIFIED RESIDENTIAL FUND GP LLC

Delaware, U.S.A. – 3574626

BARINGS DIVERSIFIED RESIDENTIAL FUND LP

Delaware, U.S.A. – 3574670

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

50% owned by Barings LLC

BARINGS EMERGING GENERATION FUND II GP, LLC

Delaware, U.S.A. – 6638604

BARINGS EMERGING MARKETS BLENDED FUND I GP, LLC

Delaware, U.S.A. – 6229845

BARINGS EPLF4 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493135

BARINGS EPLF4 RATED FEEDER, L.P.

Delaware, U.S.A. – 7493152

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS FC III LLC

Delaware, U.S.A. – 3467267

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. – 6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL SPECIAL SITUATIONS CREDIT FUND 4 GP, LLC

Delaware, U.S.A. – 3075964

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

55.5% owned by Barings LLC

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

50% owned by Barings LLC

BARINGS INFINITI FUND MANAGEMENT LLC

Delaware, U.S.A. – 7140111

BARING INVESTMENT SERIES LLC

Delaware, U.S.A. – 4057176

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM GP, LLC

Delaware, U.S.A. – 7175727

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS REAL ESTATE EUROPEAN VALUE ADD FUND II FEEDER LLC

Cayman Islands – MC-3557

BARINGS SEM GP LLC

Delaware, U.S.A. – 4639492

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

54.25% owned by Barings LLC

BARINGS TYIDF2 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493145

BARINGS TYIDF2 RATED FEEDER, L.P.

Delaware, U.S.A. – 7493155

BARINGS – MM REVOLVER FUND GP LLC

Delaware, U.S.A. – 6354426

BCLF GP LLC

Delaware, U.S.A. – 2551895

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOVI INCENTIVE LLC

Delaware, U.S.A. – 6268804

50% owned by Barings LLC

BIG REAL ESTATE FUND GP LLC

Delaware, U.S.A. – 5084245

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE I LLC

Delaware, U.S.A. – 6778920

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE II LLC

Delaware, U.S.A. – 6778922

50% owned by Barings LLC

BMT RE DEBT FUND GP LLC

Delaware, U.S.A. – 6965646

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

CPF SPRINGING MEMBER, LLC

Delaware, U.S.A. – 3873032

CREA-MA REORGANIZATION TRUST

Delaware, U.S.A. – 000933540

CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC

Delaware, U.S.A. – 4557758

50% owned by Barings LLC

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

TERRAPIN MIDDLE MARKET INFRASTRUCTURE FUND, L.P.

Delaware, U.S.A. – 3903667

The following are subsidiary companies of MassMutual. The ownership interest is 20% or more. The ownership interest is MassMutual’s unless otherwise shown.

100 W. 3RD STREET LLC

Ownership – 100%

11 FAN PIER BOULEVARD MEMBER LLC

Ownership – 65.00%

12-18 WEST 55TH STREET PREDEVELOPMENT, LLC

Ownership – 90.20%

2 HARBOR SHORE MEMBER LLC

Ownership – 65.00%

21 WEST 86TH LLC

Ownership – 96.24%

2160 GRAND MANAGER LLC

Ownership – 100.00%

300 SOUTH TRYON HOTEL LLC

Ownership – 100.00%

300 SOUTH TRYON LLC

Ownership – 100.00%

50 LIBERTY LLC

Ownership – 65.00%

50 NORTHERN AVENUE MEMBER LLC

Ownership – 65.00%

5301 WISCONSIN AVENUE ASSOCIATES, LLC

Ownership – 99.00%

5301 WISCONSIN AVENUE GP, LLC

Ownership – 100.00%

ALAND ROYALTY HOLDINGS LP

Ownership – 26.69%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND I LLC

Ownership – 100.00%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND II LLC

Ownership – 100.00%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND III LLC

Ownership – 100.00%

BARINGS CONSTRUCTION LENDING FUND LP

Ownership – 85.71% MassMutual, 14.29% MM Ascend

BARINGS EMERGING GENERATION FUND II LP

Ownership – 39.70%

BARINGS EMERGING GENERATION FUND, LP

Ownership – 67.74%

BARINGS GLOBAL ENERGY INFRASTRUCTURE FUND I LP

Ownership – 99.24%

BARINGS GLOBAL REAL ASSETS FUND, LP

Ownership – 26.14%%%

BARINGS HOTEL OPPORTUNITY VENTURE I LP

Ownership – 50.00%

BARINGS MILLER INVESTMENT TRUST

Ownership – 57.33% MassMutual, 9.33% MM Ascend

BARINGS REAL ESTATE DEBT INCOME FUND LP

Ownership – 100.00%

BARINGS REAL ESTATE EUROPEAN VALUE ADD I SCSP

Ownership – 49.00%

BARINGS SMALL BUSINESS FUND, L.P.

Ownership – 33.60%

BARINGS U.S. HIGH YIELD FUND

Ownership – 33.09%

BARINGS-MM REVOLVER FUND LP

Ownership – 86.00%

BUDAPESTER STRASSE LLC

Ownership – 100.00%

CALGARY RAILWAY HOLDING LLC

Ownership – 90.00%

CHASSIS ACQUISITION HOLDING LLC

Ownership – 30% (MassMutual Holding LLC)

CORNBROOK PRS HOLDINGS LLC

Ownership – 100.00%

CORNERSTONE FORT PIERCE DEVELOPMENT, LLC

Ownership – 90.00%

CORNERSTONE PERMANENT MORTGAGE FUND II LLC

Ownership – 100.00%

CORNERSTONE PERMANENT MORTGAGE FUND III LLC

Ownership – 100.00%

CORNERSTONE PERMANENT MORTGAGE FUND IV LLC

Ownership – 100.00%

CORNERSTONE PERMANENT MORTGAGE FUND LLC

Ownership – 100.00%

CRA AIRCRAFT HOLDING LLC

Ownership – 40.00%

RIDGE APARTMENTS, LLC

Ownership – 100.00%

CREA/PPC VENTURE, LLC

Ownership – 100.00%

CREA/WINDSTAR DUBLIN PLEASANTON, LLC

Ownership – 92.00%

E2E AFFORDABLE HOUSING DEBT FUND LLC

Ownership – 100%

EIP HOLDINGS I, LLC

Ownership – 28.96%

EURO REAL ESTATE HOLDINGS LLC

Ownership – 100.00%

FAN PIER DEVELOPMENT LLC

Ownership – 90.00%

GIA EU HOLDINGS LLC

Ownership – 100.00%

HB NAPLES GOLF OWNER LLC

Ownership – 100% (MassMutual Holding LLC)

LANDMARK MANCHESTER HOLDINGS LLC

Ownership – 100.00%

LONDON OFFICE JV HOLDINGS LLC

Ownership – 100.00%

MARCO HOTEL LLC

Ownership – 100% (MassMutual Holding LLC)

MIAMI DOUGLAS ONE GP LLC

Ownership – 100.00%

MIAMI DOUGLAS THREE MM, LLC

Ownership – 100.00%

MIAMI DOUGLAS TWO GP LLC

Ownership – 100.00%

MIAMI DOUGLAS TWO LP

Ownership – 89.99%

MM 1370 AVE OF AM LLC

Ownership – 100.00%

MM 1400 E 4TH STREET MEMBER LLC

Ownership – 100.00%

MM BIG PENINSULA CO-INVEST MEMBER LLC

Ownership – 27.20%

BROOKHAVEN MEMBER LLC

Ownership – 100.00%

MM DEBT PARTICIPATIONS LLC

Ownership – 100.00%

MM EAST SOUTH CROSSING MEMBER LLC

Ownership – 100.00%

MM HORIZON SAVANNAH MEMBER LLC

Ownership – 100.00%

MM HORIZON SAVANNAH MEMBER ii LLC

Ownership – 100.00%

MM KANNAPOLIS INDUSTRIAL MEMBER LLC

Ownership – 100.00%

MM MD1 STATION MEMBER LLC

Ownership – 100.00%

MM MD2 STATION MEMBER LLC

Ownership – 100.00%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER LLC

Ownership – 100.00%

MM REED DISTRICT LANDCO MEMBER LLC

Ownership – 100.00%

MM SPEEDWAY EL PASO MEMBER LLC

Ownership – 100.00%

MM SUBLINE BORROWER LLC

Ownership – 100.00%

PACO FRANCE LOGISTICS LLC

Ownership – 100.00%

RB APARTMENTS LLC

Ownership – 100% (MassMutual Holding LLC)

RED LAKE VENTURES, LLC

Ownership – 31.52%

RIVERWALK MM MEMBER, LLC

Ownership – 100.00%

SAWGRASS VILLAGE SHOPPING CENTER LLC

Ownership – 84.21%

SBNP SIA II LLC

Ownership – 99.00%

SBNP SIA III LLC

Ownership – 99.00%

SBNP SIA IV LLC

Ownership – 99.00%

STOA HOLDING LLC

Ownership – 100.00%

TEN FAN PIER BOULEVARD LLC

Ownership – 100.00%

THREE PW OFFICE HOLDING LLC

Ownership – 95.00%

TRAILSIDE MM MEMBER II LLC

Ownership – 100.00%

TRAILSIDE MM MEMBER LLC

Ownership – 100.00%

TWENTY TWO LIBERTY LLC

Ownership – 65.00%

UNNA, DORTMUND HOLDING LLC

Ownership – 100.00%

VALIDUS HOLDING COMPANY LLC

Ownership – 40.44%

VGS ACQUISITION HOLDING, LLC

Ownership – 33.33% (MassMutual Holding LLC)

WASHINGTON GATEWAY APARTMENTS VENTURE LLC

Ownership – 95.80%

WASHINGTON GATEWAY THREE LLC

Ownership – 95.00%

WASHINGTON GATEWAY TWO LLC

Ownership – 95.00%

WEST 37TH STREET HOTEL LLC

Ownership – 93.75%

WEST 46TH STREET HOTEL LLC

Ownership – 100.00%

The following are collateralized loan obligation vehicles of Apex Credit Holdings LLC.

JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2015-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 85% of this company.

JFIN CLO 2016 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

The following are collateralized loan obligation vehicles of Jefferies Finance LLC.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLER CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER CLO 2022-III LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2024-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN REVOLVER FUNDING 2021 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-III LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-IV LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2022-I LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are portfolio companies in which Jefferies Finance LLC, together with its subsidiaries, own at least 25% of the equity interests. The ownership percentage is indicated.

CUSTOM ECOLOGY HOLDCO, LLC

50% owned by Jefferies Finance LLC

TOMORROW PARENT, LLC

42.40% owned by Jefferies Finance LLC

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – No number available

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales.

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – No number available

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

MassMutual or its subsidiaries own a significant minority stake in the companies listed below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

MassMutual’s interest is 24.5%

BEAUTY BRANDS ACQUISITION LLC

Delaware, U.S.A. – 7164322

MassMutual’s ownership interest is 32.63%

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

ENROLL CONFIDENTLY, INC.

Delaware – 7051382

MassMutual’s interest is 25%

LOW CARBON ENERGY HOLDING

United Kingdom – No number available at this time.

MassMutual’s interest is 49%

MARTELLO RE FEEDER LP

Delaware – 3119360

MassMutual Holding LLC’s interest is 58.05%

MARTELLO RE LP

Delaware – 6009011

MassMutual Holding LLC has an indirect ownership of 26.20% via Martello Re Feeder LP

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 47.6%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 24.9%.

MassMutual has a 47.6% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT NORTH AMERICA LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

ROTHESAY MORTGAGES LIMITED

England & Wales – 11877651

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – OC436469

MassMutual has a 32.63% ownership interest in Beauty Brands Acquisition LLC. The following companies are affiliated with Beauty Brands Acquisition LLC.

BEAUTY BRANDS ACQUISITION INTERMEDIATE LLC

Delaware, U.S.A. – 7164303

FORMA BRANDS, LLC

Delaware, U.S.A. – 7164339

II.	REGISTERED INVESTMENT COMPANY AFFILIATES: Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.
a.	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.

b.	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.
c.	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.
d.	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
e.	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
f.	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
g.	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
h.	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
i.	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company.

Item 33.       Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, and Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Director, Chief Executive Officer, Chairman of the Board, and Agency Field Force Supervisor	*
Vaughn Bowman	Director and President	*
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	*
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277
Frank Rispoli	Chief Financial Officer and Treasurer	*
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
Courtney Reid	Chief Compliance Officer	*
James P. Puhala	Deputy Chief Compliance Officer	*
Michael Gilliland	Deputy Chief Compliance Officer	*
Thomas Bauer	Chief Technology Officer	*
Anthony Frogameni	Chief Privacy Officer	*
Linda Bestepe	Vice President	*
Daken Vanderburg	Vice President	*
Brian Foley	Vice President	*
James Langham	Vice President	*
Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277
David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277
Amy Francella	Assistant Secretary	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Kevin Lacomb	Assistant Treasurer	*
Tricia Cohen	Continuing Education Officer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
John Rogan	Regional Vice President	*
Michelle Pedigo	Regional Vice President	*

(*)	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	*
Matthew DiGangi	Director, Chief Executive Officer, and President	*
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Frank Rispoli	Chief Financial Officer and Treasurer	*
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	*
James P. Puhala	Vice President and Chief Compliance Officer	*
Vincent Baggetta	Chief Risk Officer	*
Paul LaPiana	Vice President	*
Lisa Todd	Vice President	*
Delphine Soucie	Vice President	*
Alyssa O’Connor	Assistant Secretary	*
Pablo Cabrera	Assistant Treasurer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Mario Morton	Registration Manager	*
Kelly Pirrotta	AML Compliance Officer	*
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 35.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  36.        Management Services

Not Applicable

Item 37.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Apex VUL® (“Apex”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 22nd day of November, 2024.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL * Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	November 22, 2024
ELIZABETH A. WARD * Elizabeth A. Ward	Chief Financial Officer (principal financial officer)	November 22, 2024
KEITH MCDONAGH * Keith McDonagh	Corporate Controller (principal accounting officer)	November 22, 2024
MARK T. BERTOLINI * Mark T. Bertolini	Director	November 22, 2024
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	November 22, 2024
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	November 22, 2024
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	November 22, 2024
MICHELLE K. LEE * Michelle K. Lee	Director	November 22, 2024
ISABELLA D. GOREN * Isabella D. Goren	Director	November 22, 2024
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	November 22, 2024
LAURA J. SEN * Laura J. Sen	Director	November 22, 2024
WILLIAM T. SPITZ * William T. Spitz	Director	November 22, 2024
H. TODD STITZER * H. Todd Stitzer	Director	November 22, 2024
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 30.	Exhibit (h)	d.	1.	Columbia Funds Participation Agreement dated April 26, 2024
Item 30.	Exhibit (h)	d.	2.	Columbia Funds Services Agreement dated April 26, 2024